Cybersecurity Risk Management, Strategy and Governance	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We have implemented robust processes for assessing, identifying and managing material risks from cybersecurity threats and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident. We passed the national ICP test and obtained third-level certification regarding China’s rules on cybersecurity and Electronic Data Interchange. All front-end sites adopt https encryption technology to ensure the secure transmission of personal information and sensitive data. We implement data loss prevention process as our data protection solution to ensure the security of data storage, use and processing, and adopt encryption and masking technologies to protect users’ private data, not only fulfilling our promise to protect customer privacy but also securing our sensitive data. We have independently developed the Web Application Firewall to effectively identify and defend against malicious attacks from other websites. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We have established a dynamic and multi-layered cybersecurity defense system to effectively mitigate both internal and external cybersecurity threats. This comprehensive system spans multiple security domains, including network, host, and application layers. It integrates a range of security capabilities such as threat defense, continuous monitoring, in-depth analysis and rapid response. Our approach to managing cybersecurity risks and safeguarding sensitive data is multi-faceted, involving technological safeguards, procedural protocols, a rigorous program of surveillance on our corporate network, ongoing internal and external evaluations of our security measures, a solid incident response framework, and regular cybersecurity training sessions for our employees. Our cybersecurity department and chief risk officer are actively engaged in continuous monitoring of our applications, platforms and infrastructure to ensure prompt identification and response to potential issues, including emerging cybersecurity threats. We do not engage any third parties in connection with the processes for assessing, identifying, and managing material risks from cybersecurity threats.

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Governance

Our Board of Directors is responsible for overseeing our cybersecurity risk management, assuming the following responsibilities (i) maintain oversight of the disclosure related to cybersecurity matters in periodic reports of our company, (ii) review updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the relevant disclosure issues, if any, presented by our cybersecurity officer on a quarterly basis, and (iii) review disclosure concerning cybersecurity matters in our annual report on Form 20-F presented by our chief executive officer, chief financial officer and the disclosure committee if necessary.

At management level, our officer in charge of cybersecurity matters, who has over 20 years of relevant experience, held multiple qualifications and certificates in cybersecurity, and won a number of widely recognized awards in the cybersecurity industry, is responsible for overseeing the process of assessing, identifying and managing material risks from cybersecurity threats to our company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident. We also have a disclosure committee overseeing the preparation and updating of our public disclosure of material cybersecurity incidents. The disclosure committee consists of our chief executive officer, chief financial officer, general counsel, cybersecurity officer and leaders from appropriate business units.

If a cybersecurity incident occurs, our cybersecurity department will promptly organize relevant personnel for internal assessment and report to our cybersecurity officer. If it is further determined that the incident could potentially be a material cybersecurity event, our cybersecurity officer will promptly report the incident and assessment results to our disclosure committee and external legal counsel to the extent appropriate. Our cybersecurity officer shall prepare disclosure material on the cybersecurity incident for review and approval by our disclosure committee and Board of Directors, before it is disseminated to the public.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have independently developed the Web Application Firewall to effectively identify and defend against malicious attacks from other websites. We have also integrated cybersecurity risk management into our overall enterprise risk management system
Cybersecurity Risk Management Third Party Engaged [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

Our Board of Directors is responsible for overseeing our cybersecurity risk management, assuming the following responsibilities (i) maintain oversight of the disclosure related to cybersecurity matters in periodic reports of our company, (ii) review updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the relevant disclosure issues, if any, presented by our cybersecurity officer on a quarterly basis, and (iii) review disclosure concerning cybersecurity matters in our annual report on Form 20-F presented by our chief executive officer, chief financial officer and the disclosure committee if necessary.

At management level, our officer in charge of cybersecurity matters, who has over 20 years of relevant experience, held multiple qualifications and certificates in cybersecurity, and won a number of widely recognized awards in the cybersecurity industry, is responsible for overseeing the process of assessing, identifying and managing material risks from cybersecurity threats to our company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident. We also have a disclosure committee overseeing the preparation and updating of our public disclosure of material cybersecurity incidents. The disclosure committee consists of our chief executive officer, chief financial officer, general counsel, cybersecurity officer and leaders from appropriate business units.

If a cybersecurity incident occurs, our cybersecurity department will promptly organize relevant personnel for internal assessment and report to our cybersecurity officer. If it is further determined that the incident could potentially be a material cybersecurity event, our cybersecurity officer will promptly report the incident and assessment results to our disclosure committee and external legal counsel to the extent appropriate. Our cybersecurity officer shall prepare disclosure material on the cybersecurity incident for review and approval by our disclosure committee and Board of Directors, before it is disseminated to the public.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]

Our Board of Directors is responsible for overseeing our cybersecurity risk management, assuming the following responsibilities (i) maintain oversight of the disclosure related to cybersecurity matters in periodic reports of our company, (ii) review updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the relevant disclosure issues, if any, presented by our cybersecurity officer on a quarterly basis, and (iii) review disclosure concerning cybersecurity matters in our annual report on Form 20-F presented by our chief executive officer, chief financial officer and the disclosure committee if necessary.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]

Our Board of Directors is responsible for overseeing our cybersecurity risk management, assuming the following responsibilities (i) maintain oversight of the disclosure related to cybersecurity matters in periodic reports of our company, (ii) review updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the relevant disclosure issues, if any, presented by our cybersecurity officer on a quarterly basis, and (iii) review disclosure concerning cybersecurity matters in our annual report on Form 20-F presented by our chief executive officer, chief financial officer and the disclosure committee if necessary.

Cybersecurity Risk Role of Management [Text Block]

At management level, our officer in charge of cybersecurity matters, who has over 20 years of relevant experience, held multiple qualifications and certificates in cybersecurity, and won a number of widely recognized awards in the cybersecurity industry, is responsible for overseeing the process of assessing, identifying and managing material risks from cybersecurity threats to our company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident. We also have a disclosure committee overseeing the preparation and updating of our public disclosure of material cybersecurity incidents. The disclosure committee consists of our chief executive officer, chief financial officer, general counsel, cybersecurity officer and leaders from appropriate business units.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	We also have a disclosure committee overseeing the preparation and updating of our public disclosure of material cybersecurity incidents. The disclosure committee consists of our chief executive officer, chief financial officer, general counsel, cybersecurity officer and leaders from appropriate business units.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	At management level, our officer in charge of cybersecurity matters, who has over 20 years of relevant experience, held multiple qualifications and certificates in cybersecurity, and won a number of widely recognized awards in the cybersecurity industry
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]

If a cybersecurity incident occurs, our cybersecurity department will promptly organize relevant personnel for internal assessment and report to our cybersecurity officer. If it is further determined that the incident could potentially be a material cybersecurity event, our cybersecurity officer will promptly report the incident and assessment results to our disclosure committee and external legal counsel to the extent appropriate. Our cybersecurity officer shall prepare disclosure material on the cybersecurity incident for review and approval by our disclosure committee and Board of Directors, before it is disseminated to the public.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true